STOCK COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding				1,173,190	1,130,472	1,380,492
Aggregate intrinsic value of options outstanding		$ 0		$ 437,000
Intrinsic value of all options exercised		1,961,000		18,000	$ 380,000
Net cash proceeds from exercise of stock options		0	$ 15,000	0	0
Excess tax benefits from exercise of stock options				0	0
Share based compensation expense before income taxes		559,000	320,000	463,000	413,000
Share based compensation expense after income taxes		$ 442,000	$ 253,000	$ 366,000	$ 326,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition period for unrecognized compensation expense				2 years 1 month 6 days
Unrecognized compensation expense for awards				$ 347,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options				$ 222,000
Recognition period for unrecognized compensation expense				2 years 9 months 18 days
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards eligible for grant				68,843
Percentage of price of common stock at which employees are able to acquire				85.00%
2011 Executive Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized							2,500,000
Number of options granted				191,301
Award expiration period				7 years
Shares, Issued		1,425,008		431,032
Number of options outstanding				1,445,885
Awards eligible for grant		1,074,992		623,083
2011 Executive Incentive Compensation Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards granted				89,131
Award vesting period				3 years
2011 Executive Incentive Compensation Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				25.00%
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		6 years		6 years
Requisite service period		1 year		1 year
Initial award vesting period		2 years		2 years
Shares of ESOP allocated to accounts of eligible employees	72,203			706,287
ESOP contributions		$ 329,968
ESOP [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%		20.00%
2020 ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESOP contributions				$ 328,263
2020 ESOP [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock to Employee Stock Ownership Plan, Shares	71,830
2019 ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of ESOP allocated to accounts of eligible employees				66,059
ESOP contributions				$ 407,584